Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2015 Fund - Fidelity Freedom 2015 Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653